[Ameritas Life Insurance Corp. Logo]
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                                        P.O. Box 81889 / Lincoln, NE  68501-1889
                                         5900 O Street / Lincoln, NE  68510-2234
                                                                  (402) 467-1122

February 29, 2012

                                                    Via EDGAR and overnight mail



Jeffrey A. Foor, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:  The Union Central Life Insurance Company ("Depositor" or "Union Central
     Life")
     Carillon Account (1940 Act No. 811-04063) ("Separate Account" or "Registrant")
     "Advantage VA III" Flexible Premium Deferred Variable Annuity
     (1933 Act No. 333-118237)
          Post-Effective Amendment No. 13 on Form N-4 Pursuant to Rule 485(a)

     Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Mr. Foor:

Ameritas Life Insurance Corp. ("Ameritas Life") provides administrative and legal services for its affiliates, including Union Central Life, which is a wholly owned subsidiary of Ameritas Life.

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

a. Material provisions of Registration No. 333-118237 were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, except for revisions specified in this letter, as follows:
     1.   Post-Effective Amendment No. 9 filed under Rule 485(a) on February
          27, 2009, with comments from that review and annual updating information incorporated in Post-Effective Amendment No. 10, filed under Rule 485(b) on April 20, 2009.
     2.   Post-Effective Amendment No. 11 filed under Rule 485(b) on December
          7, 2009. This filing was consistent with our responses to Commission review comments received for Rule 485(a) filings submitted October 30, 2009, for our affiliates, Ameritas Variable Separate Account VA-2, Registration No. 333-142483, and Ameritas Life Insurance Corp. Separate Account LLVA, Registration No. 333-120972.

Post-Effective Amendment No. 12 was filed April 26, 2010, to provide annual updates.

b. The primary purpose of this Amendment is to disclose that three, rather than four, asset allocation models will be available for use with the GLWB rider in all states except the State of New York. New York requires that all asset allocation models that were initially available with the GLWB rider must remain available, so four asset allocation models will remain available for use with the GLWB rider in that State.

Union Central Life offered contracts through the Separate Account from October 14, 2004 through April 30, 2010. The Depositor has not filed annual post-effective amendments or distributed updated prospectuses to existing contract owners since May 2010. This decision was made in reliance on Commission guidance in the Great-West Life & Annuity Insurance Company no-action letter (publicly available October 23, 1990) and the Monarch Life Insurance Company no-action letter (publicly available June 9, 1992) (the "Great West and
Monarch Letters"). (1)   On December 31, 2011, 856 contracts were in effect for
Registration No. 333-118237, with a total of 9,043 contracts in the Separate Account. We intend that the Contracts will not be offered for new sales after the effective date of the revised prospectuses, and at that time they will revert to their "closed" status consistent with provisions of the Great West and Monarch Letters.

Revisions related to Item b, above, are located in the prospectus's Asset Allocation Program section, on page 22, and in the Guaranteed Lifetime Withdrawal Benefit ("GLWB") section, on page 25. The right to discontinue an asset allocation program model for the GLWB rider is discussed in the GLWB section of the prospectus, where the fourth paragraph of the sub-section on Asset Allocation, page 25, states:

     We have the right to discontinue access to an asset allocation model. (We will not discontinue asset allocation models for Contracts issued in the State of New York.) If an asset allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable asset allocation model, we will transfer all funds from the discontinued asset allocation model to a default model as specified in the notice. You may later request to transfer your total Accumulation Value from the default model to any of the remaining asset allocation models.

We intend to file a Rule 497(e) supplement including the required advance notification and reiterating this process in regards to the discontinued model. We plan to distribute the supplement to contract owners on or about April 1, 2012.


Other changes in the prospectus and statement of additional information ("SAI") in this Amendment include the following:

     (1)  Pages 1, 8, 11, 19, 21, 32, 36, and 37 and SAI pages 1, 2, 3, 5, 6, and 8. We revised the short cite for Union Central Life.

-----------------------------------
The Great West and Monarch Letters provide conditions whereby insurers may discontinue filing post-effective amendments and delivering updated prospectuses, including that no new contracts will be offered, there is a relatively small number of existing contract owners, and the Depositor provides all contract owners with certain information about the contract, the separate account and the underlying funds, including:
o Annual and semi-annual reports of the underlying fund portfolios in which the subaccounts of the Separate Account invest, current prospectuses for the investment portfolios, proxy statements and voting instructions, and other shareholder materials pertaining to the investment portfolios;
o    Confirmations of contract transactions;
o Within 120 days after the close of the fiscal year, audited financial statements for the Registrant (for variable annuity accounts); and
o At least once a year, a statement of the number of units and net cash surrender value in each contract owner's account.

     (2) Pages 1, 3-4, 9-11, and Appendix A. Information about the funds, portfolios, and advisers is updated. We have not received revised objectives from the fund companies, so additional updates to the charts on pages 1, 9-11, and Appendix A will be made in a subsequent amendment filed under Rule 485(b) prior to the effective date.

     (3) Page 1 and SAI page 1. The prospectus and SAI effective dates are updated. Information on how to obtain a copy of the SAI is provided on page 1 of the prospectus.

     (4) Pages 3 and 15. A statement that the Advantage VA III is no longer available for new sales is added on page 3 (this is consistent with a statement previously provided under the heading "The Contract," on page 15). The Purchasing a Contract section on page 15 is revised consistent with the closure to new sales.

     (5) Page 6. We have not received December 31, 2011 expenses from the fund companies, so additional updates to the Underlying Fund Expenses and Examples charts will be finalized in a subsequent amendment filed under Rule 485(b) prior to the effective date.

     (6) Page 8. We deleted a reference to "mixed and shared funding." This revision is consistent with Commission comments received March 24, 2010 for our affiliate, Ameritas Life Insurance Corp. Separate Account LLVA, Registration No. 333-05529.

     (7) Pages 21-22 and SAI pages 6-7. The Asset Allocation Program sections are revised for changes in names and short cites of affiliated companies and for references to Form ADV. Those sections also are revised to disclose that we obtain services from unaffiliated consultants.

     (8)  Page 22. The facsimile number for Surrenders is updated.

     (9) Pages 34-36 and Appendix B. The Federal Income Tax Matters section and Appendix B - IRA Disclosure Statement were reviewed and updated as directed by our tax attorney.

     (10) Pages 34, 37, and 55. Contact information for contract owners is updated.

     (11) Page 36. We deleted references to specific funds that have adopted distribution plans pursuant to Rule 12b-1.

     (12) Appendix A. The Accumulation Unit Values chart is updated with December 31, 2011 values for the Policy and accumulation units for the Policy and other products of the Registrant. This chart will be finalized in the Rule 485(b) filing we plan to submit.

     (13) SAI pages 2, 3, 6, 7, and 8. A registered service mark is added to UNIFI.

     (14) SAI page 2. The Services section is updated for information about agreements with affiliates. Expenses related to these agreements will be updated by a subsequent amendment.

     (15) SAI page 3. The Distribution of Contracts section is updated to remove a reference to merger of distributors in 2006 and to added distribution fees for 2010 and 2011.

     (16) SAI page 8. The Independent Auditors and Independent Registered
          Public Accounting Firm section is updated to show the years of financial statements that will be filed. Other information in this section, as well as the audited financial statements, will be provided by a subsequent Rule 485(b) amendment to be filed prior to the effective date of the prospectus.


We have enclosed a courtesy copy of the prospectus and SAI, redlined for changes since the most recent effective prospectus.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel


Enclosure